Loans and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL

(Canadian $ in millions)	January 31, 2022				October 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	4	-	-	4	4	-	-	4
Very low	95,387	205	-	95,592	94,566	179	-	94,745
Low	23,167	1,839	-	25,006	23,471	1,293	-	24,764
Medium	12,153	2,749	-	14,902	12,066	2,250	-	14,316
High	134	312	-	446	167	306	-	473
Not rated	1,060	33	-	1,093	1,051	46	-	1,097
Impaired	-	-	339	339	-	-	351	351
Gross residential mortgages	131,905	5,138	339	137,382	131,325	4,074	351	135,750
Allowance for credit losses	49	39	10	98	46	39	12	97
Carrying amount	131,856	5,099	329	137,284	131,279	4,035	339	135,653
Loans: Consumer instalment and other personal
Exceptionally low	1,528	30	-	1,558	1,487	37	-	1,524
Very low	32,006	8	-	32,014	30,672	8	-	30,680
Low	22,393	619	-	23,012	21,660	534	-	22,194
Medium	12,595	3,872	-	16,467	13,336	3,607	-	16,943
High	594	1,423	-	2,017	661	1,375	-	2,036
Not rated	3,688	38	-	3,726	3,450	50	-	3,500
Impaired	-	-	286	286	-	-	287	287
Gross consumer instalment and other personal	72,804	5,990	286	79,080	71,266	5,611	287	77,164
Allowance for credit losses	116	301	91	508	113	333	91	537
Carrying amount	72,688	5,689	195	78,572	71,153	5,278	196	76,627
Loans: Credit cards (1)
Exceptionally low	2,340	-	-	2,340	2,532	-	-	2,532
Very low	441	-	-	441	450	-	-	450
Low	1,952	156	-	2,108	1,801	66	-	1,867
Medium	2,043	620	-	2,663	1,743	663	-	2,406
High	123	290	-	413	75	287	-	362
Not rated	85	-	-	85	486	-	-	486
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	6,984	1,066	-	8,050	7,087	1,016	-	8,103
Allowance for credit losses	65	170	-	235	67	209	-	276
Carrying amount	6,919	896	-	7,815	7,020	807	-	7,827
Loans: Business and government (2)
Acceptable
Investment grade	160,449	1,419	-	161,868	144,807	1,446	-	146,253
Sub-investment grade	91,483	14,479	-	105,962	85,375	14,534	-	99,909
Watchlist	-	5,632	-	5,632	-	6,137	-	6,137
Impaired	-	-	1,594	1,594	-	-	1,531	1,531
Gross business and government	251,932	21,530	1,594	275,056	230,182	22,117	1,531	253,830
Allowance for credit losses	556	628	380	1,564	529	730	395	1,654
Carrying amount	251,376	20,902	1,214	273,492	229,653	21,387	1,136	252,176
Gross total loans and acceptances	463,625	33,724	2,219	499,568	439,860	32,818	2,169	474,847
Net total loans and acceptances	462,839	32,586	1,738	497,163	439,105	31,507	1,671	472,283
Commitments and financial guarantee contracts
Acceptable
Investment grade	159,628	1,103	-	160,731	154,975	2,367	-	157,342
Sub-investment grade	48,659	7,364	-	56,023	46,827	8,164	-	54,991
Watchlist	-	2,413	-	2,413	-	2,453	-	2,453
Impaired	-	-	508	508	-	-	682	682
Allowance for credit losses	207	167	13	387	195	186	13	394
Carrying amount (3)(4)	208,080	10,713	495	219,288	201,607	12,798	669	215,074

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three months ended January 31, 2022 and January 31, 2021. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2022				January 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	46	40	19	105	51	75	26	152
Transfer to Stage 1	11	(10)	(1)	-	25	(18)	(7)	-
Transfer to Stage 2	(1)	3	(2)	-	(1)	15	(14)	-
Transfer to Stage 3	-	(2)	2	-	-	(7)	7	-
Net remeasurement of loss allowance	(11)	10	3	2	(45)	(19)	24	(40)
Loan originations	5	-	-	5	6	-	-	6
Derecognitions and maturities	(1)	(2)	-	(3)	(2)	(4)	-	(6)
Model changes	-	-	-	-	-	-	-	-
Total Provision for Credit Losses (PCL) (1)	3	(1)	2	4	(17)	(33)	10	(40)
Write-offs (2)	-	-	(1)	(1)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	1	1	-	-	-	-
Foreign exchange and other	-	1	(4)	(3)	(1)	-	(7)	(8)
Balance as at end of period	49	40	17	106	33	42	26	101
Loans: Consumer instalment and other personal
Balance as at beginning of period	128	357	91	576	148	454	105	707
Transfer to Stage 1	58	(56)	(2)	-	65	(62)	(3)	-
Transfer to Stage 2	(9)	15	(6)	-	(7)	16	(9)	-
Transfer to Stage 3	(1)	(23)	24	-	(1)	(22)	23	-
Net remeasurement of loss allowance	(55)	40	18	3	(65)	71	31	37
Loan originations	16	-	-	16	19	-	-	19
Derecognitions and maturities	(6)	(11)	-	(17)	(7)	(14)	-	(21)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	3	(35)	34	2	4	(11)	42	35
Write-offs (2)	-	-	(50)	(50)	-	-	(65)	(65)
Recoveries of previous write-offs	-	-	18	18	-	-	22	22
Foreign exchange and other	-	2	(2)	-	(2)	(3)	(7)	(12)
Balance as at end of period	131	324	91	546	150	440	97	687
Loans: Credit cards
Balance as at beginning of period	114	245	-	359	110	321	-	431
Transfer to Stage 1	51	(51)	-	-	58	(58)	-	-
Transfer to Stage 2	(10)	10	-	-	(6)	6	-	-
Transfer to Stage 3	-	(29)	29	-	-	(40)	40	-
Net remeasurement of loss allowance	(57)	45	12	-	(55)	80	14	39
Loan originations	13	-	-	13	7	-	-	7
Derecognitions and maturities	(2)	(6)	-	(8)	(1)	(7)	-	(8)
Model changes	2	(8)	-	(6)	-	-	-	-
Total PCL (1)	(3)	(39)	41	(1)	3	(19)	54	38
Write-offs (2)	-	-	(57)	(57)	-	-	(68)	(68)
Recoveries of previous write-offs	-	-	20	20	-	-	20	20
Foreign exchange and other	2	-	(4)	(2)	(1)	-	(6)	(7)
Balance as at end of period	113	206	-	319	112	302	-	414
Loans: Business and government
Balance as at beginning of period	662	855	401	1,918	658	1,258	608	2,524
Transfer to Stage 1	93	(65)	(28)	-	179	(178)	(1)	-
Transfer to Stage 2	(16)	57	(41)	-	(16)	18	(2)	-
Transfer to Stage 3	-	(8)	8	-	(1)	(53)	54	-
Net remeasurement of loss allowance	(129)	(54)	70	(113)	(72)	141	58	127
Loan originations	118	-	-	118	78	-	-	78
Derecognitions and maturities	(41)	(59)	-	(100)	(28)	(48)	-	(76)
Model changes	1	(6)	-	(5)	-	-	-	-
Total PCL (1)	26	(135)	9	(100)	140	(120)	109	129
Write-offs (2)	-	-	(27)	(27)	-	-	(111)	(111)
Recoveries of previous write-offs	-	-	7	7	-	-	13	13
Foreign exchange and other	12	15	(4)	23	(7)	(36)	(36)	(79)
Balance as at end of period	700	735	386	1,821	791	1,102	583	2,476
Total as at end of period	993	1,305	494	2,792	1,086	1,886	706	3,678
Comprised of: Loans	786	1,138	481	2,405	850	1,657	681	3,188
Other credit instruments (3)	207	167	13	387	236	229	25	490

(1)	Excludes PCL on other assets of $(4) million for the three months ended January 31, 2022 ($(6) million for the three months ended January 31, 2021).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at January 31, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)	January 31, 2022				October 31, 2021
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	307,311	331	1,089	305,891	299,905	345	1,143	298,417
United States	170,244	150	820	169,274	153,479	153	910	152,416
Other countries	9,210	-	15	9,195	7,442	-	13	7,429
Total	486,765	481	1,924	484,360	460,826	498	2,066	458,262

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).
(3)	Excludes allowance for credit losses on performing loans of $374 million for other credit instruments, which is included in other liabilities ($381 million as at October 31, 2021).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at January 31, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)			January 31, 2022			October 31, 2021
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	339	10	329	351	12	339
Consumer instalment and other personal	286	91	195	287	91	196
Business and government (1)	1,594	380	1,214	1,531	395	1,136
Total	2,219	481	1,738	2,169	498	1,671
By geographic region (2):
Canada	1,298	331	967	1,195	345	850
United States	921	150	771	974	153	821
Other countries	-	-	-	-	-	-
Total	2,219	481	1,738	2,169	498	1,671

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).

Schedule of Financial Assets that are Past Due but not Impaired	The following table presents loans that are past due but not classified as impaired as at January 31, 2022 and October 31, 2021. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		January 31, 2022			October 31, 2021
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	359	15	374	404	14	418
Credit card, consumer instalment and other personal	315	60	375	279	59	338
Business and government	261	36	297	264	33	297
Total	935	111	1,046	947	106	1,053
  Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $36 million and $36 million as at January 31, 2022 and October 31, 2021, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following table shows certain key economic variables used to estimate the allowance on performing loans during the forecast period. The values shown represent the national annual average levels or growth rates for the next 12 months and subsequent 12 months following each reporting period for all scenarios. While the values disclosed below are national variables, we use regional variables in our underlying models where appropriate.

	As at January 31, 2022						As at October 31, 2021
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months
Real GDP growth rates (1)
Canada	5.8%	5.6%	3.6%	4.0%	(2.8)%	(1.1)%	6.3%	5.5%	4.0%	3.9%	(2.7)%	(1.1)%
United States	6.3%	3.9%	4.1%	2.6%	(1.9)%	(1.1)%	7.1%	4.0%	4.8%	2.7%	(1.2)%	(1.1)%
Corporate BBB 10-year spread
Canada	1.4%	1.7%	1.8%	2.0%	3.6%	4.4%	1.4%	1.7%	1.8%	2.0%	3.6%	4.4%
United States	0.9%	1.1%	1.2%	1.5%	4.2%	4.5%	0.9%	1.1%	1.2%	1.5%	4.2%	4.5%
Unemployment rates
Canada	5.2%	4.2%	5.9%	5.5%	9.9%	11.8%	6.0%	4.9%	6.6%	5.7%	10.8%	12.7%
United States	3.6%	3.0%	4.0%	3.4%	7.7%	10.1%	4.2%	3.2%	4.7%	3.7%	8.5%	11.0%
Housing Price Index (1)
Canada (2)	18.0%	8.4%	15.0%	3.5%	(9.3)%	(18.0)%	18.2%	10.2%	15.1%	5.2%	(6.4)%	(18.0)%
United States (3)	14.4%	6.4%	12.0%	3.9%	(5.9)%	(15.5)%	14.6%	6.7%	12.3%	4.3%	(6.1)%	(15.5)%
(1) Real gross domestic product and housing price index are year-over-year growth rates.
(2) In Canada, we use the HPI Benchmark Composite.
(3) In the United States, we use the National Case-Shiller House Price Index.